Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Schedule Of Rent Expense

2013	$1,248
2014	1,836
2015	1,897
2016	1,574
2017	1,544
Thereafter	385
$8,484